Note 3 - Significant Accounting Policies (Details Textual) - Adoption of new accounting policy [member]	Jan. 01, 2019 CAD ($)
Statement Line Items [Line Items]
Right-of-use assets	$ 400,000
Total lease liabilities	$ 400,000